Deed of Cross Guarantee - Summary of Consolidated Statement of Comprehensive Income and Retained Earnings (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of comprehensive income and retained earnings [Line Items]
Revenue	$ 43,638	$ 36,135	$ 28,567
Other income	247	662	432
Expenses excluding net finance costs	(28,036)	(24,515)	(24,091)
Net finance costs	(1,245)	(1,417)	(1,013)
Income tax expense	(7,007)	(4,443)	(2,103)
Profit after taxation	4,823	6,222	(6,207)
Total other comprehensive income	(97)	(49)	23
Total comprehensive income	4,726	6,173	(6,184)
Retained earnings at the beginning of the financial year	52,618
Profit after taxation for the year	4,823	6,222	(6,207)
Dividends	(6,720)	(3,472)	(4,326)
Retained earnings at the end of the financial year	51,064	52,618
Deed of Cross Guarantee [member]
Disclosure of comprehensive income and retained earnings [Line Items]
Revenue	20,434	19,394
Other income	3,188	4,988
Expenses excluding net finance costs	(12,693)	(12,085)
Net finance costs	(470)	(591)
Income tax expense	(2,218)	(2,351)
Profit after taxation	8,241	9,355
Total other comprehensive income	12	18
Total comprehensive income	8,253	9,373
Retained earnings at the beginning of the financial year	45,979	40,462
Net effect on retained earnings of entities added to/removed from the Deed	48	(1,699)
Profit after taxation for the year	8,241	9,355
Transfers to and from reserves	(15)	33
Dividends	(5,811)	(2,172)
Retained earnings at the end of the financial year	$ 48,442	$ 45,979	$ 40,462